Transactions with Parties-in-Interest (Details) - EBP PMI DPSP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net realized gains and dividends	$ 57,859
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost of purchases by plan	26,000
Common stock sales by plan	24,300
Net realized gains and dividends	$ 22,900